CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
NON-CURRENT ASSETS
Property, plant and equipment	$ 7	¥ 49	¥ 53
Right-of-use assets			346
Other non-current assets	35,144	256,484	247,530
TOTAL NON-CURRENT ASSETS	35,151	256,533	247,929
CURRENT ASSETS
Prepayments	170	1,242	1,107
Other receivables	4	32	18
Cash and cash equivalents	422	3,082	4,753
TOTAL CURRENT ASSETS	596	4,356	5,878
TOTAL ASSETS	35,747	260,889	253,807
CURRENT LIABILITIES
Trade payables	38	280	100
Other payables and accruals	485	3,536	82,610
Derivative financial liabilities	293	2,138
Lease liabilities			360
Due to related companies	1,557	11,361	9,069
Due to the Shareholder			85,673
TOTAL CURRENT LIABILITIES	2,373	17,315	177,812
NON-CURRENT LIABILITIES
Other payables	10,543	76,945
Due to the Shareholder	10,766	78,567
TOTAL NON-CURRENT LIABILITIES	21,309	155,512
TOTAL LIABILITIES	23,682	172,827	177,812
EQUITY
Issued capital	61,768	450,782	450,782
Other capital reserves	105,845	772,465	758,775
Accumulated losses	(154,291)	(1,126,011)	(1,122,851)
Other comprehensive losses	(1,257)	(9,174)	(10,711)
EQUITY ATTRIBUTABLE TO OWNERS OF THE COMPANY	12,065	88,062	75,995
NON-CONTROLLING INTERESTS
TOTAL EQUITY	12,065	88,062	75,995
TOTAL LIABILITIES AND EQUITY	$ 35,747	¥ 260,889	¥ 253,807